GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL.
GOODWILL

17.    Goodwill

Significant accounting judgements and estimates

Goodwill is tested for impairment on an annual basis and whenever impairment indicators are identified. Expected future cash flows used to determine the recoverable amount of property, plant and equipment and goodwill are inherently uncertain and could materially change over time. The recoverable amount is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.

An individual operating mine does not have an indefinite life because of the finite life of its reserves. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the wasting nature of the mine.

Accounting policy

Goodwill is stated at cost less accumulated impairment losses. In accordance with the provisions of IAS 36 Impairment of Assets, the Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. An impairment is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined as the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold.

Figures in million - SA rand	Note	2020	2019	2018
Balance at beginning of the year		6,854.9	6,889.6	6,396.0
Impairment	10	-	(54.3)	(436.3)
Goodwill on acquisition of subsidiaries		-	176.9	34.9
Foreign currency translation		310.3	(157.3)	895.0
Balance at end of the year		7,165.2	6,854.9	6,889.6

The goodwill arose on the acquisition of Cooke, Aquarius, Stillwater, DRDGOLD, SFA (Oxford) and Qinisele Resources. The goodwill on acquisition of:

•SFA (Oxford), amounting to R122.7 million, is attributable to the talent and skills of SFA (Oxford)’s workforce. At year-end, the goodwill on acquisition of SFA (Oxford) is allocated to the Stillwater (R60.2 million), Rustenburg (R44.3 million) and Kroondal (R18.2 million) CGUs, where it is tested for impairment. No impairment has been recognised.

•Qinisele Resources, amounting to R54.3 million, cannot be attributed to any current Sibanye-Stillwater operating cash generating units. Qinisele Resources will perform an internal corporate function, mostly responsible for identifying, assessing and executing corporate actions. The business acquired will not generate external cash flows and has no future external mandates. None of the goodwill recognised is expected to be deducted for tax purposes. Due to the factors mentioned, the recoverable amount of goodwill resulting from the application of IFRS 3 has been calculated at zero at acquisition in 2019 and fully impaired at year-end (refer note 10).

•Cooke, amounting to R736.7 million, was attributable to the synergies at the Group’s other operations, and the underlying assets of Cooke and WRTRP. During the year ended 31 December 2016, the goodwill allocated to the Cooke CGU was impaired by R201.3 million. During the year ended 31 December 2017, the goodwill allocated to the WRTRP CGU was impaired by R99.1 million. During the year ended 31 December 2018, the goodwill allocated to the Driefontein, Kloof and Beatrix CGUs was impaired by R436.3 million.

•Aquarius, amounting to R400.6 million, was attributable to the synergies between the PGM assets in the Rustenburg area. At year end, the goodwill on acquisition of Aquarius is allocated to the Kroondal (R133.5 million) and the Rustenburg operation (R267.1 million) CGUs, where it is tested for impairment. No impairment has been recognised.

•Stillwater, amounting to R5,873.9 million (US$449.7 million), was attributable to the premium paid, and the talent and skills of Stillwater’s workforce, and is allocated to the Stillwater CGU, where it is tested for impairment. No impairment has been recognised.

•DRDGOLD, amounting to R34.9 million, was attributable to DRDGOLD’s proven surface retreatment capabilities, and is allocated to the DRDGOLD CGU, where it is tested for impairment. No impairment has been recognised.

The recoverable amount of goodwill was calculated based on the value in use of the CGUs to which to goodwill was allocated.

None of the goodwill recognised is expected to be deducted for tax purposes.

The Group’s estimates and assumptions used in the 31 December 2020 impairment testing include:

PGM operations						Gold operations
2018	2019	2020				2020	2019	2018
				Long-term gold price	R/kg	733,037	686,225	585,500
15,050	20,600	23,278	R/4Eoz	Long-term PGM (4E) basket price
1,010	1,250	1,202	US$/2Eoz	Long-term PGM (2E) basket price
14.3	13.6	18.8 - 19.7%		Nominal discount rate – South Africa[1]	%	9.66 - 13.58	12.4	12.6
7.0	7.6	8.8%		Nominal discount rate – United States
5.0	5.0	6.0%		Inflation rate – South Africa	%	6.0	5.0	5.0
1.9	2.0	2.0%		Inflation rate – United States
12 - 28	13 - 35	12 - 39	years	Life of mine	years	3 - 13	6 - 18	5 - 20

[1] Nominal discount rate for the Burnstone project is 16.8% (2019: 17.1%, 2018: 17.4%) and for the equity accounted joint venture Mimosa, 28.4% (2019: 23.3%, 2018: 19.1%)

The cash flows are based on the annual life-of-mine plan that takes into account the following:

•proved and probable ore reserves of the CGUs;

•cash flows are based on the life-of-mine plan; and

•capital expenditure estimates over the life-of-mine plan.

The recoverable amounts of the operating CGUs are sufficiently higher than the carrying values, therefore a reasonably possible adverse change in the abovementioned assumptions would not likely result in an adjustment to the carrying values.